Intangible Assets (Notes)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
Intangible Assets
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Coal rights	Software and other	Power sale contracts	Intangibles under development	Total
Cost
As at Dec. 31, 2016	178	268	223	24	693
Additions	—	31	—	20	51
Change in foreign exchange rates	—	(3)	—	—	(3)
Transfers	—	18	—	(15)	3
As at Dec. 31, 2017	178	314	223	29	744
Additions(1)	—	—	—	53	53
Retirements and disposals(2)	—	(2)	—	—	(2)
Change in foreign exchange rates	—	3	—	—	3
Transfers	7	24	14	(36)	9
As at Dec. 31, 2018	185	339	237	46	807

Accumulated amortization
As at Dec. 31, 2016	115	163	60	—	338
Amortization	8	24	9	—	41
Change in foreign exchange rates	—	1	—	—	1
Transfers	2	—	(2)	—	—
As at Dec. 31, 2017	125	188	67	—	380
Amortization	9	32	9	—	50
Retirements and disposals	—	(1)	—	—	(1)
Change in foreign exchange rates	—	2	—	—	2
Transfers	(17)	—	20	—	3
As at Dec. 31, 2018	117	221	96	—	434

Carrying amount
As at Dec. 31, 2016	63	105	163	24	355
As at Dec. 31, 2017	53	126	156	29	364
As at Dec. 31, 2018	68	118	141	46	373

(1) Includes $33 million related to the acquisition of Big Level.
(2) Includes the impairment charge of $1 million relating to Kent Breeze. See Note 7 for further details.